ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE REAL ESTATE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 92.1%
REAL ESTATE 92.1%

Apartment Residential 15.8%
Archstone-Smith Trust, REIT	1,703,000	92,439
Avalonbay Communities, REIT	240,000	31,200
BRE Properties, Class A, REIT	531,000	33,533
Camden Property Trust, REIT	944,000	66,372
Equity Residential, REIT	2,197,000	105,961
Essex Property Trust, REIT	233,000	30,169
Post Properties, REIT	748,000	34,206
UDR, REIT	1,934,000	59,219
		453,099
Diversified 5.1%
Cousins Properties, REIT	1,176,000	38,643
Forest City Enterprises, Class A	547,900	36,260
Vornado Realty Trust, REIT	605,000	72,201
		147,104
Hotels/Lodging 8.7%
Hilton	1,172,000	42,145
Host Hotels & Resorts, REIT	3,939,000	103,635
LaSalle Hotel Properties, REIT	1,266,000	58,692
Starwood Hotels & Resorts Worldwide	670,000	43,449
		247,921
Industrial 9.2%
AMB Property, REIT	1,561,000	91,771
DCT Industrial Trust, REIT	3,333,000	39,429
EastGroup Properties, REIT	950,000	48,479
ProLogis, REIT	1,292,000	83,890
		263,569
Office 18.4%
Alexandria Real Estate, REIT	388,000	38,943
Boston Properties, REIT	694,000	81,476
Brandywine Realty Trust, REIT	1,195,000	39,925
Brookfield Properties	1,899,000	76,530
Douglas Emmett, REIT	1,545,000	39,444
Highwoods Properties, REIT	977,000	38,582
Kilroy Realty, REIT	607,000	44,766
Mack-Cali Realty, REIT	1,306,500	62,229
Maguire Properties, REIT	1,151,500	40,947
SL Green Realty, REIT	450,000	61,731
		524,573
Office & Industrial 2.4%
Duke Realty, REIT	1,583,000	68,813
		68,813
Other Real Estate 2.9%
Plum Creek Timber, REIT	1,222,000	48,171
St. Joe	665,000	34,786
		82,957
Regional Mall 15.0%
CBL & Associates Properties, REIT	1,405,000	63,000
General Growth Properties, REIT	1,626,000	104,991
Macerich Company, REIT	1,082,000	99,934
Simon Property Group, REIT	1,434,000	159,532
		427,457
Self Storage 1.2%
Public Storage, REIT	359,000	33,987
		33,987
Shopping Center 13.4%
Developers Diversified Realty, REIT	825,000	51,892
Equity One, REIT	1,626,400	43,100
Federal Realty Investment Trust, REIT	462,000	41,866
Kimco Realty, REIT	1,271,000	61,949
New Plan Excel Realty, REIT	2,273,000	75,077
Regency Centers, REIT	694,000	57,984
Weingarten Realty Investors, REIT	1,052,000	50,033
		381,901
Total Real Estate		2,631,381
Total Common Stocks (Cost $2,038,535)		2,631,381
CONVERTIBLE BONDS 5.9%
Alexandria Real Estate Equities, 3.70%, 1/15/27
(Tender 1/15/12) (1)	28,850,000	29,496
BRE Properties, 4.125%, 8/15/26 (Tender 2/21/12) (1)	21,400,000	22,817
Forest City Enterprises, 3.625%, 10/15/11 (Tender 7/14/11) (1)	19,960,000	23,051
Kilroy Realty, 3.25%, 4/15/12 (1)	29,250,000	29,248
Vornado Realty, 3.625%, 11/15/26 (Tender 11/15/11)	52,514,000	53,161
Weingarten Realty Investments, 3.95%, 8/1/26
(Tender 8/1/11) (1)	10,200,000	11,117
Total Convertible Bonds (Cost $162,081)		168,890
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	85,553,224	85,553
Total Short-Term Investments (Cost $85,553)		85,553
Total Investments in Securities
101.0% of Net Assets (Cost $2,286,169)		$2,885,824

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$115,729 and represents 4.0% of net assets.
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Estate Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $2,286,169,000. Net unrealized gain aggregated $599,655,000 at period-end, of which $607,000,000 related to appreciated investments and $7,345,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,553,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $85,553,000 and $77,001,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007